UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-4781
                                                     ----------

                      SENTINEL PENNSYLVANIA TAX-FREE TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)

                    SENTINEL ADMINISTRATIVE SERVICES COMPANY
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                    ----------------------------------------
                     (Name and address of agent for service)

                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  11/30/06
                          --------

Date of reporting period: 02/28/06
                          --------

  SENTINEL PENNSYLVANIA TAX-FREE TRUST
  INVESTMENT IN SECURITIES
  at February 28, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                 (M=$1,000)         (Note 1)
  ------------------------------------------------------------------------------
  BONDS 89.2%
  PENNSYLVANIA 80.5%
  Allegheny County, PA G/O
      5.15%, 10/01/11   (FGIC)                       500 M       $      505,235
  Allegheny County, PA Higher Educ. Carnegie
    Mellon Univ.
      5.125%, 03/01/32                               250 M              261,468
  Allegheny County, PA Ind'l. Dev. Auth.
      5%, 11/01/29      (MBIA)                       500 M              522,710
  Ambridge Area, PA School District
      5%, 11/01/34      (MBIA)                       800 M              841,864
  Center City District, PA
      4.75%, 12/01/25   (AMBAC)                      250 M              259,405
  Delaware Valley, PA Regional Fin. Auth.
      5.5%, 08/01/28    (AMBAC)                    1,000 M            1,176,260
  Erie County Convention Center Auth. Rev.
      5%, 01/15/23      (FGIC)                       500 M              532,380
  Grove City, PA Area Hospital Auth.
      5.25%, 07/01/12   (SACA)                       500 M              508,720
  Jim Thorpe, PA Area School District G/O
      5.3%, 03/15/16    (MBIA)                       500 M              559,860
  Lancaster, PA Area Sewer Auth. Rev.
      5%, 04/01/23      (MBIA)                       250 M              265,863
  New Castle PA San Auth. Sewer
      5%, 06/01/27      (MBIA)                       575 M              593,130
  Norristown, PA Area School District G/O
      5%, 09/01/21      (FGIC)                       300 M              317,958
  Northampton County G/O
      5.75%, 10/01/13   (FSA)                        500 M              560,585
  Northern Tioga School District, PA G/O
      5%, 03/01/18      (FSA)                        500 M              536,880
  Oxford Area School District
      5.25%, 02/15/10   (FGIC)                       500 M              532,770
  Pennsylvania Higher Educ. Facs.
      5%, 08/15/21      (AMBAC)                      500 M              534,950
  Pennsylvania Infrastruction Rev. Bond
      5.625%, 09/01/13  (MBIA)                     1,000 M            1,030,990
  Pennsylvania Intergovernmental Ref. B
      5.25%, 06/15/12   (FGIC)                       500 M              524,990
  Pennsylvania State G/O
      5.375%, 05/15/16  (FGIC)                       700 M              713,384
      4.5%, 07/01/24    (MBIA)                       250 M              253,280
  Pennsylvania State Ind'l. Dev. Auth. Econ. Dev.
      5.5%, 07/01/15    (AMBAC)                    1,000 M            1,110,990
      5.5%, 07/01/21    (AMBAC)                      500 M              551,320
  Pennsylvania State Public School Building
    Career Institute of Tech.
      5%, 11/15/28      (FGIC)                       750 M              795,352
  Pennsylvania State Turnpike Commonwealth Region
    Rev. Bonds
      5%, 07/15/21      (AMBAC)                      250 M              269,250
      5%, 07/15/41      (AMBAC)                      625 M              673,125
  Pennsylvania State University Bonds
      5%, 09/01/35                                 1,000 M            1,055,690
  Philadelphia Water & Waste
      6.25%, 08/01/11   (MBIA)                       500 M              564,340
      6.25%, 08/01/12   (MBIA)                       500 M              572,465
  Pittsburgh Series A
      5.75%, 09/01/13   (FGIC)                     1,000 M            1,074,760
  Red Lion, PA Area School District G/O
      5%, 02/01/21      (FSA)                        250 M              268,382
  State Public School Bldg. Auth.
      5%, 06/01/33      (FSA)                        250 M              260,620
  Swarthmore Borough Auth. College Rev. Bonds
      5.25%, 09/15/20                                210 M              227,342
  Unity Turnpike, PA Muni Auth. Sewer Rev. G/O
      5%, 12/01/34      (FSA)                        550 M              579,007
  York County Solid Waste
      5.5%, 12/01/14    (FGIC)                     1,000 M            1,129,380
                                                                 --------------
                                                                     20,164,705
                                                                 --------------
  PUERTO RICO 8.7%
  Puerto Rico Children's Trust Fund
      6%, 07/01/26                                 1,000 M            1,096,590
  Puerto Rico Commonwealth Hwy & Transport
      5.5%, 07/01/36                               1,000 M            1,095,670
                                                                 --------------
                                                                      2,192,260
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $21,488,588)*                                                22,356,965
  EXCESS OF OTHER ASSETS OVER LIABILITIES 10.8%                       2,701,162
                                                                 --------------
  NET ASSETS                                                     $   25,058,127
                                                                 ==============

  * Cost for federal income tax purposes is substantially similar. At February 28, 2006, net unrealized appreciation for federal income tax purposes aggregated $868,377 of which $949,812 related to appreciated securities and $81,435 related to depreciated securities.

  The following abbreviations are used in portfolio descriptions:
  (AMBAC) - Guaranteed by American Municipal Bond Association Corp.
  (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
  (FSA) - Guaranteed by Financial Security Assurance Inc.
  (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
  (SACA) - Secondary American Capital Access
  G/O - General Obligation Bond

NOTE 1:

SECURITY VALUATION: Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Pennsylvania Tax-Free Trust

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  4/27/06
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      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  4/26/06
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      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  4/27/06
           ----------